Shareholder Report, Average Annual Return (Details) 194048_Innovator Equity Defined Protection ETF - 6 Mo Jan-Jul_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV
Average Annual Return, Percent	7.78%	7.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	19.79%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	18.27%